Operating loss	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating loss
4	Operating loss

	2024	2023
	€	€
Operating loss for the year is stated after charging/(crediting):
Exchange gains	(2)	(181)
Research and development costs	8,159	3,015,598